Average Annual Total Returns - Class Y Shares - Alger Small Cap Focus Fund - AC	Class Y Inception Date	Class Y Return Before Taxes 1 Year	Class Y Return Before Taxes Since Inception	Class Y Return After Taxes on Distributions 1 Year	Class Y Return After Taxes on Distributions Since Inception	Class Y Return After Taxes on Distributions and Sale of Shares 1 Year	Class Y Return After Taxes on Distributions and Sale of Shares Since Inception	Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes) 1 Year	Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	Feb. 28, 2017	53.75%	29.09%	53.75%	28.67%	31.82%	23.59%	34.63%	17.23%